Decommissioning liability	12 Months Ended
Dec. 31, 2018
Disclosure of other provisions [abstract]
Decommissioning liability
11	Decommissioning liability

	December 31,	December 31,
	2018	2017
	$	$

Balance, beginning of year	13,271	13,852

Liabilities settled during the year	(1,293)	(1,424)
Interest cost	684	843
Revisions and new estimated cash flows	642	-
Balance, end of year	13,304	13,271

Less: current portion	(2,038)	(1,372)
Long-term decommissioning liability	11,266	11,899

The Company’s decommissioning liability represents the present value of estimated costs for required future decommissioning and other site restoration activities. The majority of the decommissioning and site restoration expenditures occur at the end of each operation’s life. During 2018 and 2017, the decommissioning liability was calculated based on the following key assumptions:

	2018		2017
	Mexico	Peru	Mexico	Peru

Estimated undiscounted cash flows ($)	965	15,580	1,021	15,203
Discount rate (%)	10.0	7.0	10.0	6.9
Settlement period (years)	6	5-11	6	5-10